UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-05340
Name of Registrant: Vanguard New Jersey Tax-Free Funds
Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482
Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482
Date of fiscal year end: November 30
Date of reporting period: February 29, 2016
Item 1: Schedule of Investments

Vanguard New Jersey Long-Term Tax-Exempt Fund

Schedule of Investments
As of February 29, 2016

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (98.9%)
New Jersey (97.6%)
Atlantic City NJ GO	4.000%	11/1/16	2,700	2,630
Atlantic City NJ GO	4.000%	11/1/17	3,965	3,618
Atlantic City NJ GO	5.000%	11/1/22	3,000	2,470
Atlantic City NJ GO	4.000%	11/1/23 (4)	1,425	1,470
Bayonne NJ GO	5.750%	7/1/35	7,500	8,324
Bergen County NJ Improvement Authority
Pooled Loan Revenue	5.000%	2/15/20	455	525
Bergen County NJ Improvement Authority
Pooled Loan Revenue	5.000%	2/15/39	4,000	4,615
Burlington County NJ Bridge Commission
Revenue	5.000%	12/1/29	275	321
Burlington County NJ Bridge Commission
Revenue (Burlington County Solid Waste
Project)	5.000%	10/1/26	2,100	2,507
Burlington County NJ Bridge Commission
Revenue (Burlington County Solid Waste
Project)	5.000%	10/1/27	4,100	4,857
Camden County NJ Improvement Authority
Health Care Redevelopment Project Revenue
(Cooper Health System Obligated Group)	5.000%	2/15/28	1,500	1,721
Camden County NJ Improvement Authority
Health Care Redevelopment Project Revenue
(Cooper Health System Obligated Group)	5.000%	2/15/29	3,500	3,995
Camden County NJ Improvement Authority
Health Care Redevelopment Project Revenue
(Cooper Health System Obligated Group)	5.000%	2/15/30	2,900	3,304
Camden County NJ Improvement Authority
Health Care Redevelopment Project Revenue
(Cooper Health System Obligated Group)	5.000%	2/15/31	2,500	2,833
Camden County NJ Improvement Authority
Health Care Redevelopment Project Revenue
(Cooper Health System Obligated Group)	5.000%	2/15/32	2,500	2,818
Camden County NJ Improvement Authority
Health Care Redevelopment Project Revenue
(Cooper Health System Obligated Group)	5.000%	2/15/33	1,000	1,121
Camden County NJ Improvement Authority
Health Care Redevelopment Project Revenue
(Cooper Health System Obligated Group)	5.000%	2/15/34	1,500	1,679
Camden County NJ Improvement Authority
Health Care Redevelopment Project Revenue
(Cooper Health System Obligated Group)	5.750%	2/15/42	12,625	14,509
Camden County NJ Improvement Authority
Lease Revenue (Rowan University School of
Osteopathic Medicine Project)	5.000%	12/1/32	6,035	6,923
Camden County NJ Improvement Authority
Revenue	5.000%	1/15/28	3,600	4,176
Camden County NJ Improvement Authority
Revenue	5.000%	1/15/29	3,225	3,722

Delaware River & Bay Authority Delaware
Revenue	5.000%	1/1/25	1,790	2,188
Delaware River & Bay Authority Delaware
Revenue	5.000%	1/1/26	2,000	2,422
Delaware River & Bay Authority Delaware
Revenue	5.000%	1/1/27	2,000	2,398
Delaware River & Bay Authority Delaware
Revenue	5.000%	1/1/28	2,250	2,671
Delaware River & Bay Authority Delaware
Revenue	5.000%	1/1/42	9,980	11,179
Delaware River Joint Toll Bridge Commission
Pennsylvania & New Jersey Revenue	5.000%	7/1/24	1,200	1,420
Delaware River Joint Toll Bridge Commission
Pennsylvania & New Jersey Revenue	5.000%	7/1/26	1,000	1,162
Delaware River Joint Toll Bridge Commission
Pennsylvania & New Jersey Revenue	5.000%	7/1/29	300	360
Delaware River Joint Toll Bridge Commission
Pennsylvania & New Jersey Revenue	5.000%	7/1/31	500	592
Delaware River Joint Toll Bridge Commission
Pennsylvania & New Jersey Revenue	4.000%	7/1/34 (15)	2,660	2,855
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/21	3,160	3,559
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/26	4,335	4,900
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/27	2,660	2,999
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/28	6,000	6,742
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/29	4,000	4,495
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/30	5,000	5,611
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/35	9,060	10,084
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/37	15,000	17,126
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/40	2,500	2,838
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/40 (4)	1,000	1,114
Delaware River Port Authority Pennsylvania &
New Jersey Revenue VRDO	0.010%	3/7/16 LOC	5,125	5,125
Delaware River Port Authority Pennsylvania &
New Jersey Revenue VRDO	0.010%	3/7/16 LOC	5,485	5,485
Flemington Raritan NJ School District GO	5.000%	6/15/26	1,000	1,223
Garden State Preservation Trust New Jersey
Revenue (Open Space & Farmland
Preservation)	5.750%	11/1/28 (4)	18,545	23,145
Gloucester County NJ Improvement Authority
Revenue (Rowan University)	5.000%	7/1/30	3,910	4,569
Gloucester County NJ Improvement Authority
Revenue (Rowan University)	5.000%	7/1/31	1,950	2,262
Gloucester County NJ Improvement Authority
Revenue (Rowan University)	5.000%	7/1/32	1,775	2,043
Gloucester County NJ Improvement Authority
Revenue (Rowan University)	5.000%	7/1/33	2,275	2,609

Gloucester County NJ Improvement Authority
Revenue (Rowan University)	5.000%	7/1/34	1,200	1,372
Gloucester County NJ Improvement Authority
Revenue (Rowan University)	4.000%	7/1/42 (4)	2,000	2,047
Gloucester County NJ Improvement Authority
Revenue (Rowan University)	5.000%	7/1/44	1,500	1,661
Gloucester Township NJ Municipal Utility
Authority Revenue	5.650%	3/1/18 (2)	730	760
Hillsborough Township NJ School District GO	5.375%	10/1/19 (4)	1,720	1,982
Hudson County NJ Improvement Authority
Essential Purpose Pooled Governmental Loan
Revenue VRDO	0.010%	3/7/16 LOC	5,000	5,000
Hudson County NJ Improvement Authority
Lease Revenue	5.000%	4/1/26	790	922
Hudson County NJ Improvement Authority Solid
Waste Systems Revenue	5.750%	1/1/35	2,000	2,291
Hudson County NJ Improvement Authority Solid
Waste Systems Revenue	6.000%	1/1/40	3,000	3,409
Jersey City NJ GO	5.000%	3/1/19	1,550	1,721
Jersey City NJ GO	5.000%	3/1/22	1,750	2,065
Mercer County NJ Improvement Authority
Revenue (Courthouse Annex Project)	5.000%	9/1/40	2,480	2,865
Monmouth County NJ Improvement Authority
Lease Revenue (Brookdale Community
College)	5.875%	8/1/18 (Prere.)	1,000	1,124
Monmouth County NJ Improvement Authority
Lease Revenue (Brookdale Community
College)	6.000%	8/1/18 (Prere.)	3,900	4,395
Monmouth County NJ Improvement Authority
Revenue (Pooled Government Loan)	5.000%	12/1/16 (ETM)	5	5
Monroe Township NJ Board of Education GO	5.000%	3/1/34	1,250	1,469
Monroe Township NJ Board of Education GO	5.000%	3/1/38	3,000	3,470
New Brunswick NJ Parking Authority Revenue	5.000%	9/1/20	1,605	1,847
New Brunswick NJ Parking Authority Revenue	5.000%	9/1/21	1,000	1,175
New Brunswick NJ Parking Authority Revenue	5.000%	9/1/22	1,880	2,235
New Brunswick NJ Parking Authority Revenue	5.000%	9/1/24	1,035	1,222
New Brunswick NJ Parking Authority Revenue	5.000%	9/1/25	615	720
New Brunswick NJ Parking Authority Revenue	5.000%	9/1/28	465	534
New Brunswick NJ Parking Authority Revenue	5.000%	9/1/30	570	650
New Brunswick NJ Parking Authority Revenue	5.000%	9/1/31	600	681
New Jersey Building Authority Revenue	5.000%	6/15/16	2,250	2,279
New Jersey Casino Reinvestment Development
Authority Revenue (Hotel Room Fee)	5.250%	1/1/20 (2)	3,045	3,088
New Jersey Casino Reinvestment Development
Authority Revenue (Hotel Room Fee)	5.250%	1/1/21 (2)	6,255	6,344
New Jersey Casino Reinvestment Development
Authority Revenue (Hotel Room Fee)	5.250%	1/1/22 (2)	5,585	5,664
New Jersey Casino Reinvestment Development
Authority Revenue (Luxury Tax)	5.000%	11/1/28 (4)	2,000	2,229
New Jersey Casino Reinvestment Development
Authority Revenue (Luxury Tax)	5.000%	11/1/29 (4)	2,500	2,774
New Jersey Casino Reinvestment Development
Authority Revenue (Luxury Tax)	5.000%	11/1/30 (4)	2,950	3,261
New Jersey Casino Reinvestment Development
Authority Revenue (Luxury Tax)	5.000%	11/1/31 (4)	1,500	1,645
New Jersey Casino Reinvestment Development
Authority Revenue (Luxury Tax)	5.000%	11/1/32 (4)	1,250	1,363

New Jersey Casino Reinvestment Development
Authority Revenue (Luxury Tax)	5.250%	11/1/44	11,735	12,063
New Jersey Casino Reinvestment Development
Authority Revenue (Parking Fee)	5.250%	6/1/21 (14)	3,000	3,010
New Jersey Economic Development Authority
Lease Revenue (Rutgers State University)	5.000%	6/15/38	4,000	4,600
New Jersey Economic Development Authority
Lease Revenue (Rutgers State University)	5.000%	6/15/46	4,475	5,101
New Jersey Economic Development Authority
Retirement Community Revenue (Seabrook
Village Inc.)	5.250%	11/15/16 (Prere.)	935	967
New Jersey Economic Development Authority
Revenue	5.000%	6/15/23	11,500	12,755
New Jersey Economic Development Authority
Revenue	4.125%	6/15/26	2,500	2,576
New Jersey Economic Development Authority
Revenue	4.125%	6/15/27	2,750	2,803
New Jersey Economic Development Authority
Revenue	5.250%	6/15/32	10,000	10,873
New Jersey Economic Development Authority
Revenue	5.250%	6/15/33	6,000	6,504
New Jersey Economic Development Authority
Revenue	5.250%	6/15/40	10,000	10,705
New Jersey Economic Development Authority
Revenue (Cigarette Tax)	5.000%	6/15/18	1,030	1,095
New Jersey Economic Development Authority
Revenue (Cigarette Tax)	5.000%	6/15/23	2,500	2,752
New Jersey Economic Development Authority
Revenue (Cigarette Tax)	5.000%	6/15/25	5,990	6,495
New Jersey Economic Development Authority
Revenue (Cigarette Tax)	5.000%	6/15/26	8,500	9,156
New Jersey Economic Development Authority
Revenue (Cigarette Tax)	5.000%	6/15/28	2,000	2,139
New Jersey Economic Development Authority
Revenue (Cigarette Tax)	5.000%	6/15/29	1,400	1,492
New Jersey Economic Development Authority
Revenue (Duke Farms Foundation Project)	5.000%	7/1/48	7,000	7,793
New Jersey Economic Development Authority
Revenue (Lions Gate Project)	5.000%	1/1/34	1,500	1,546
New Jersey Economic Development Authority
Revenue (Lions Gate Project)	5.125%	1/1/39	2,000	2,064
New Jersey Economic Development Authority
Revenue (Lions Gate Project)	5.250%	1/1/44	5,850	6,049
New Jersey Economic Development Authority
Revenue (Motor Vehicle Surcharges)	5.250%	7/1/24 (14)	6,000	7,045
New Jersey Economic Development Authority
Revenue (Motor Vehicle Surcharges)	5.250%	7/1/25 (14)	6,000	7,087
New Jersey Economic Development Authority
Revenue (Motor Vehicle Surcharges)	5.250%	7/1/26 (14)	2,500	2,943
New Jersey Economic Development Authority
Revenue (Motor Vehicle Surcharges)	5.250%	7/1/31 (14)	17,675	17,885
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	9/1/17 (ETM)	1,800	1,917
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	12/15/17 (ETM)	2,920	3,145
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	12/15/17	120	127

New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	9/1/18 (ETM)	1,835	2,028
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	9/1/18	665	716
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.500%	9/1/18 (ETM)	3,000	3,355
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	12/15/18	2,220	2,404
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/19 (ETM)	3,070	3,450
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	6/15/19	1,560	1,695
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	9/1/19 (Prere.)	8,000	9,151
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	9/1/19 (Prere.)	4,065	4,650
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	9/1/19 (ETM)	2,190	2,518
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	9/1/19	810	889
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	12/15/19	2,100	2,293
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.500%	12/15/19 (2)	3,550	3,953
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	3/1/21 (Prere.)	3,005	3,595
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	3/1/21 (Prere.)	1,210	1,447
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.750%	3/1/21 (Prere.)	2,700	3,295
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	9/1/22	1,110	1,221
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	9/1/23	2,290	2,504
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.750%	9/1/23	300	336
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/24	3,650	4,016
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	9/1/24	375	410
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.500%	9/1/24 (2)	1,500	1,737
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/25	2,500	2,731
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	6/15/25 (4)	2,380	2,777
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	9/1/25	3,460	3,774
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.500%	9/1/25 (4)	1,660	2,012
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/26	5,000	5,439
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	9/1/26	3,000	3,265
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/27	5,000	5,408

New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/28	21,965	23,643
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.500%	9/1/28 (14)	2,165	2,585
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/29	7,500	8,027
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.500%	9/1/29 (14)	7,055	8,465
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.500%	12/15/29	11,520	12,569
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/30	6,360	6,815
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	6/15/30	6,975	7,486
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	6/15/31	4,000	4,268
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	12/15/31	7,105	7,454
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/32	4,005	4,256
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	12/15/32	3,780	3,952
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	6/15/33 (4)	1,500	1,665
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	6/15/34	2,685	2,834
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/35	12,095	12,725
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/38	5,000	5,237
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	6/15/40	11,515	12,039
1 New Jersey Economic Development Authority
Revenue (School Facilities Construction) TOB
VRDO	0.100%	3/7/16 LOC	9,805	9,805
1 New Jersey Economic Development Authority
Revenue (School Facilities Construction) TOB
VRDO	0.130%	3/7/16 (12)	1,235	1,235
New Jersey Economic Development Authority
Revenue (Seeing Eye Inc.)	5.000%	3/1/25	4,000	4,974
New Jersey Economic Development Authority
Revenue (United Methodist Homes Obligated
Group)	4.000%	7/1/24	2,000	2,139
New Jersey Economic Development Authority
Revenue (United Methodist Homes Obligated
Group)	5.000%	7/1/29	2,000	2,220
New Jersey Economic Development Authority
Revenue (West Campus Housing LLC)	5.000%	7/1/35	5,950	6,156
New Jersey Economic Development Authority
Revenue (West Campus Housing LLC)	5.000%	7/1/47	7,515	7,661
New Jersey Economic Development Authority
Revenue(Provident Group-Montclair
Properties LLC - Montclair State University
Student Housing Project)	5.000%	6/1/18	1,390	1,482

New Jersey Economic Development Authority
Revenue(Provident Group-Montclair
Properties LLC - Montclair State University
Student Housing Project)	5.375%	6/1/25	1,340	1,506
New Jersey Economic Development Authority
Revenue(Provident Group-Montclair
Properties LLC - Montclair State University
Student Housing Project)	5.750%	6/1/31	1,160	1,302
New Jersey Economic Development Authority
Revenue(Provident Group-Montclair
Properties LLC - Montclair State University
Student Housing Project)	5.875%	6/1/42	8,280	9,205
New Jersey Economic Development Authority
Revenue(Provident Group-Rowan Properties
LLC - Rowan University Housing Project)	5.000%	1/1/30	2,515	2,789
New Jersey Economic Development Authority
Revenue(Provident Group-Rowan Properties
LLC - Rowan University Housing Project)	5.000%	1/1/35	2,000	2,177
New Jersey Economic Development Authority
Revenue(Provident Group-Rowan Properties
LLC - Rowan University Housing Project)	5.000%	1/1/48	12,000	12,812
New Jersey Economic Development Authority
Sublease Revenue (New Jersey Transit Corp.
Light Rail Transit System Project)	5.000%	5/1/18	6,260	6,681
New Jersey Economic Development Authority
Sublease Revenue (New Jersey Transit Corp.
Light Rail Transit System Project)	5.000%	5/1/19	3,580	3,883
New Jersey Educational Facilities Authority
Revenue (College of New Jersey)	5.000%	7/1/19	1,105	1,239
New Jersey Educational Facilities Authority
Revenue (College of New Jersey)	5.000%	7/1/38	1,250	1,395
New Jersey Educational Facilities Authority
Revenue (College of New Jersey)	5.000%	7/1/43	2,500	2,766
New Jersey Educational Facilities Authority
Revenue (Georgian Court University)	5.000%	7/1/27	1,000	1,043
New Jersey Educational Facilities Authority
Revenue (Georgian Court University)	5.000%	7/1/33	1,000	1,042
New Jersey Educational Facilities Authority
Revenue (Higher Education Trust Fund)	5.000%	9/1/19 (4)	5,000	5,020
New Jersey Educational Facilities Authority
Revenue (Higher Education Trust Fund)	5.000%	6/1/21	4,335	4,802
New Jersey Educational Facilities Authority
Revenue (Kean University)	5.000%	7/1/17 (Prere.)	3,025	3,203
New Jersey Educational Facilities Authority
Revenue (Kean University)	5.000%	7/1/17 (Prere.)	2,585	2,737
New Jersey Educational Facilities Authority
Revenue (Kean University)	5.000%	7/1/17 (Prere.)	3,000	3,177
New Jersey Educational Facilities Authority
Revenue (Kean University)	5.000%	7/1/27 (4)	885	1,054
New Jersey Educational Facilities Authority
Revenue (Kean University)	5.250%	9/1/29	2,980	3,334
New Jersey Educational Facilities Authority
Revenue (Kean University)	5.500%	9/1/36	12,500	14,082
New Jersey Educational Facilities Authority
Revenue (Montclair State University)	5.000%	7/1/16 (Prere.)	5,000	5,079
New Jersey Educational Facilities Authority
Revenue (Montclair State University)	5.000%	7/1/32	4,920	5,725

New Jersey Educational Facilities Authority
Revenue (Montclair State University)	5.000%	7/1/33	3,170	3,683
New Jersey Educational Facilities Authority
Revenue (Montclair State University)	5.000%	7/1/34	2,000	2,318
New Jersey Educational Facilities Authority
Revenue (Montclair State University)	5.000%	7/1/35	2,100	2,425
New Jersey Educational Facilities Authority
Revenue (Montclair State University)	5.000%	7/1/36	1,150	1,324
New Jersey Educational Facilities Authority
Revenue (Montclair State University)	5.000%	7/1/39	8,000	9,009
New Jersey Educational Facilities Authority
Revenue (New Jersey City University)	5.000%	7/1/40	4,000	4,464
New Jersey Educational Facilities Authority
Revenue (New Jersey City University)	5.000%	7/1/45	1,000	1,107
New Jersey Educational Facilities Authority
Revenue (New Jersey Institute of Technology)	5.000%	7/1/21	2,635	3,016
New Jersey Educational Facilities Authority
Revenue (New Jersey Institute of Technology)	5.000%	7/1/31	1,000	1,128
New Jersey Educational Facilities Authority
Revenue (Princeton University)	5.000%	7/1/20	6,020	6,843
New Jersey Educational Facilities Authority
Revenue (Princeton University)	5.000%	7/1/27	5,000	5,968
New Jersey Educational Facilities Authority
Revenue (Princeton University)	5.000%	7/1/28	1,500	1,883
New Jersey Educational Facilities Authority
Revenue (Princeton University)	5.000%	7/1/28	4,780	6,001
New Jersey Educational Facilities Authority
Revenue (Princeton University)	5.000%	7/1/30	4,090	4,835
New Jersey Educational Facilities Authority
Revenue (Princeton University)	5.000%	7/1/34	2,000	2,326
New Jersey Educational Facilities Authority
Revenue (Princeton University)	4.500%	7/1/35	7,400	7,950
New Jersey Educational Facilities Authority
Revenue (Princeton University)	5.000%	7/1/35	2,000	2,326
New Jersey Educational Facilities Authority
Revenue (Princeton University)	5.000%	7/1/39	3,000	3,454
New Jersey Educational Facilities Authority
Revenue (Ramapo College)	5.000%	7/1/29	1,430	1,619
New Jersey Educational Facilities Authority
Revenue (Ramapo College)	5.000%	7/1/30	1,500	1,691
New Jersey Educational Facilities Authority
Revenue (Ramapo College)	5.000%	7/1/31	1,575	1,766
New Jersey Educational Facilities Authority
Revenue (Ramapo College)	5.000%	7/1/37	2,065	2,280
New Jersey Educational Facilities Authority
Revenue (Ramapo College)	5.000%	7/1/40	2,150	2,399
New Jersey Educational Facilities Authority
Revenue (Ramapo College)	5.000%	7/1/42	2,390	2,617
New Jersey Educational Facilities Authority
Revenue (Richard Stockton College)	5.500%	7/1/23	1,265	1,396
New Jersey Educational Facilities Authority
Revenue (Richard Stockton College)	5.375%	7/1/38	8,395	9,092
New Jersey Educational Facilities Authority
Revenue (Rowan University)	5.000%	7/1/16 (Prere.)	405	412
2 New Jersey Educational Facilities Authority
Revenue (Rowan University)	5.000%	7/1/16 (Prere.)	1,450	1,473

New Jersey Educational Facilities Authority
Revenue (Rowan University)	5.000%	7/1/24 (14)	750	762
New Jersey Educational Facilities Authority
Revenue (Seton Hall University)	5.000%	7/1/31	1,165	1,351
New Jersey Educational Facilities Authority
Revenue (Seton Hall University)	5.000%	7/1/33	1,000	1,131
New Jersey Educational Facilities Authority
Revenue (Seton Hall University)	5.000%	7/1/33	430	493
New Jersey Educational Facilities Authority
Revenue (Seton Hall University)	5.000%	7/1/34	850	972
New Jersey Educational Facilities Authority
Revenue (Seton Hall University)	5.000%	7/1/37	1,345	1,525
New Jersey Educational Facilities Authority
Revenue (Seton Hall University)	5.000%	7/1/38	1,200	1,339
New Jersey Educational Facilities Authority
Revenue (Seton Hall University)	5.000%	7/1/43	1,500	1,660
New Jersey Educational Facilities Authority
Revenue (University Medical & Dentistry)	6.250%	12/1/18 (ETM)	420	481
New Jersey Educational Facilities Authority
Revenue (University Medical & Dentistry)	7.125%	6/1/19 (Prere.)	65	78
New Jersey Educational Facilities Authority
Revenue (University Medical & Dentistry)	7.500%	6/1/19 (Prere.)	7,250	8,760
New Jersey Environmental Infrastructure Trust
Revenue	5.000%	9/1/19 (Prere.)	180	206
New Jersey Environmental Infrastructure Trust
Revenue	5.000%	9/1/19 (Prere.)	405	463
New Jersey Environmental Infrastructure Trust
Revenue	5.000%	9/1/19 (Prere.)	135	154
New Jersey Environmental Infrastructure Trust
Revenue	5.000%	9/1/26	2,590	3,278
New Jersey Environmental Infrastructure Trust
Revenue	5.000%	9/1/28	3,690	4,170
New Jersey Equipment Lease Purchase COP	5.000%	6/15/23	3,000	3,237
New Jersey GO	5.000%	8/15/19	5,000	5,609
New Jersey GO	5.000%	6/1/28	2,180	2,582
New Jersey Health Care Facilities Financing
Authority Lease Revenue (Greystone Park
Psychiatric Hospital Project)	5.000%	9/15/27	11,095	12,035
New Jersey Health Care Facilities Financing
Authority Lease Revenue (Marlboro
Psychiatric Hospital Project)	5.000%	9/15/33	5,085	5,396
New Jersey Health Care Facilities Financing
Authority Revenue (AHS Hospital Corp.)	5.000%	7/1/18	4,095	4,463
New Jersey Health Care Facilities Financing
Authority Revenue (AHS Hospital Corp.)	5.000%	7/1/27	2,195	2,384
New Jersey Health Care Facilities Financing
Authority Revenue (AHS Hospital Corp.)	5.500%	7/1/31	95	112
New Jersey Health Care Facilities Financing
Authority Revenue (AHS Hospital Corp.)	6.000%	7/1/41	1,500	1,792
New Jersey Health Care Facilities Financing
Authority Revenue (AtlantiCare Regional
Medical Center)	5.000%	7/1/17 (Prere.)	10,000	10,591
New Jersey Health Care Facilities Financing
Authority Revenue (AtlantiCare Regional
Medical Center)	5.000%	7/1/17 (Prere.)	2,780	2,944

New Jersey Health Care Facilities Financing
Authority Revenue (AtlantiCare Regional
Medical Center)	5.000%	7/1/17 (Prere.)	2,675	2,833
New Jersey Health Care Facilities Financing
Authority Revenue (Barnabas Health)	5.000%	7/1/44	22,650	25,349
New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack University
Medical Center)	5.000%	1/1/19	2,170	2,372
New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack University
Medical Center)	5.000%	1/1/20	3,000	3,347
New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack University
Medical Center)	5.125%	1/1/21	12,795	13,621
New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack University
Medical Center)	5.000%	1/1/22	3,500	3,925
New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack University
Medical Center)	5.000%	1/1/28	3,500	3,857
New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack University
Medical Center)	5.000%	1/1/34	2,000	2,180
New Jersey Health Care Facilities Financing
Authority Revenue (Holy Name Medical
Center)	5.000%	7/1/25	3,215	3,470
New Jersey Health Care Facilities Financing
Authority Revenue (Hospital Asset
Transformation Program)	5.500%	10/1/23	10,000	10,866
New Jersey Health Care Facilities Financing
Authority Revenue (Hospital Asset
Transformation Program)	5.750%	10/1/31	2,505	2,770
New Jersey Health Care Facilities Financing
Authority Revenue (Hospital Capital Asset
Pooled Program) VRDO	0.010%	3/7/16 LOC	6,500	6,500
New Jersey Health Care Facilities Financing
Authority Revenue (Hospital Capital Asset
Pooled Program) VRDO	0.010%	3/7/16 LOC	1,700	1,700
New Jersey Health Care Facilities Financing
Authority Revenue (Hunterdon Medical Center
Obligated Group)	5.000%	7/1/31	700	804
New Jersey Health Care Facilities Financing
Authority Revenue (Hunterdon Medical Center
Obligated Group)	5.000%	7/1/32	800	915
New Jersey Health Care Facilities Financing
Authority Revenue (Hunterdon Medical Center
Obligated Group)	5.000%	7/1/33	1,585	1,806
New Jersey Health Care Facilities Financing
Authority Revenue (Hunterdon Medical Center
Obligated Group)	5.000%	7/1/34	1,415	1,609
New Jersey Health Care Facilities Financing
Authority Revenue (Hunterdon Medical Center
Obligated Group)	5.000%	7/1/45	4,050	4,542
New Jersey Health Care Facilities Financing
Authority Revenue (Hunterdon Medical
Center)	5.250%	7/1/16 (Prere.)	1,200	1,220

New Jersey Health Care Facilities Financing
Authority Revenue (Kennedy Health Systems)	5.000%	7/1/31	2,910	3,249
New Jersey Health Care Facilities Financing
Authority Revenue (Kennedy Health Systems)	5.000%	7/1/37	4,960	5,439
New Jersey Health Care Facilities Financing
Authority Revenue (Kennedy Health Systems)	5.000%	7/1/42	1,750	1,913
New Jersey Health Care Facilities Financing
Authority Revenue (Meridian Health System
Obligated Group)	5.000%	7/1/24	5,000	5,944
New Jersey Health Care Facilities Financing
Authority Revenue (Meridian Health System
Obligated Group)	5.000%	7/1/25	2,000	2,359
New Jersey Health Care Facilities Financing
Authority Revenue (Meridian Health System
Obligated Group)	5.000%	7/1/26	2,225	2,607
New Jersey Health Care Facilities Financing
Authority Revenue (Meridian Health System
Obligated Group)	5.000%	7/1/27	3,635	4,233
New Jersey Health Care Facilities Financing
Authority Revenue (Meridian Health System
Obligated Group)	5.000%	7/1/27	1,310	1,529
New Jersey Health Care Facilities Financing
Authority Revenue (Meridian Health System
Obligated Group)	5.000%	7/1/32	2,000	2,280
New Jersey Health Care Facilities Financing
Authority Revenue (Meridian Health System
Obligated Group)	5.000%	7/1/38 (12)	4,170	4,480
New Jersey Health Care Facilities Financing
Authority Revenue (Meridian Health System
Obligated Group)	5.000%	7/1/38 (12)	570	612
New Jersey Health Care Facilities Financing
Authority Revenue (Palisades Medical Center
Obligated Group)	5.000%	7/1/26	2,070	2,331
New Jersey Health Care Facilities Financing
Authority Revenue (Palisades Medical Center
Obligated Group)	5.250%	7/1/31	2,000	2,241
New Jersey Health Care Facilities Financing
Authority Revenue (Palisades Medical Center
Obligated Group)	5.500%	7/1/43	6,530	7,342
New Jersey Health Care Facilities Financing
Authority Revenue (Princeton Healthcare
System)	5.000%	7/1/27	1,000	1,206
New Jersey Health Care Facilities Financing
Authority Revenue (Princeton Healthcare
System)	5.000%	7/1/31	2,000	2,338
New Jersey Health Care Facilities Financing
Authority Revenue (Princeton Healthcare
System)	5.000%	7/1/32	2,630	3,049
New Jersey Health Care Facilities Financing
Authority Revenue (Princeton Healthcare
System)	5.000%	7/1/33	3,340	3,856
New Jersey Health Care Facilities Financing
Authority Revenue (Princeton Healthcare
System)	5.000%	7/1/34	2,190	2,524
New Jersey Health Care Facilities Financing
Authority Revenue (Princeton Healthcare
System)	5.000%	7/1/39	5,000	5,697

New Jersey Health Care Facilities Financing
Authority Revenue (Robert Wood Johnson
University)	5.000%	7/1/31	5,500	6,098
New Jersey Health Care Facilities Financing
Authority Revenue (Robert Wood Johnson
University)	5.000%	7/1/32	1,000	1,151
New Jersey Health Care Facilities Financing
Authority Revenue (Robert Wood Johnson
University)	5.000%	7/1/33	2,150	2,469
New Jersey Health Care Facilities Financing
Authority Revenue (Robert Wood Johnson
University)	5.000%	7/1/34	1,200	1,373
New Jersey Health Care Facilities Financing
Authority Revenue (Robert Wood Johnson
University)	5.250%	7/1/35	7,000	8,080
New Jersey Health Care Facilities Financing
Authority Revenue (Robert Wood Johnson
University)	5.000%	7/1/39	3,500	3,947
New Jersey Health Care Facilities Financing
Authority Revenue (Robert Wood Johnson
University)	5.000%	7/1/43	4,000	4,497
New Jersey Health Care Facilities Financing
Authority Revenue (Robert Wood Johnson
University)	5.500%	7/1/43	8,000	9,337
New Jersey Health Care Facilities Financing
Authority Revenue (St. Barnabas Health Care
System)	0.000%	7/1/21 (ETM)	1,260	1,176
New Jersey Health Care Facilities Financing
Authority Revenue (St. Barnabas Health Care
System)	5.000%	7/1/24	2,000	2,301
New Jersey Health Care Facilities Financing
Authority Revenue (St. Barnabas Health Care
System)	5.000%	7/1/29	1,000	1,034
New Jersey Health Care Facilities Financing
Authority Revenue (St. Barnabas Health Care
System)	5.625%	7/1/32	2,330	2,736
New Jersey Health Care Facilities Financing
Authority Revenue (St. Barnabas Health Care
System)	5.625%	7/1/37	5,260	6,097
New Jersey Health Care Facilities Financing
Authority Revenue (St. Joseph's Healthcare
System)	6.625%	7/1/38	4,440	4,885
New Jersey Health Care Facilities Financing
Authority Revenue (St. Luke's Warren
Hospital Obligated Group)	4.500%	8/15/43	5,800	6,088
New Jersey Health Care Facilities Financing
Authority Revenue (Trinitas Hospital Obligated
Group)	5.250%	7/1/30	2,170	2,264
New Jersey Health Care Facilities Financing
Authority Revenue (Trinitas Hospital Obligated
Group)	5.250%	7/1/30	635	663
New Jersey Health Care Facilities Financing
Authority Revenue (University Hospital)	5.000%	7/1/22 (4)	1,000	1,184
New Jersey Health Care Facilities Financing
Authority Revenue (University Hospital)	5.000%	7/1/23 (4)	2,000	2,389
New Jersey Health Care Facilities Financing
Authority Revenue (University Hospital)	5.000%	7/1/27 (4)	2,000	2,360

New Jersey Health Care Facilities Financing
Authority Revenue (University Hospital)	5.000%	7/1/29 (4)	1,950	2,276
New Jersey Health Care Facilities Financing
Authority Revenue (University Hospital)	5.000%	7/1/30 (4)	1,650	1,917
New Jersey Health Care Facilities Financing
Authority Revenue (University Hospital)	4.125%	7/1/38 (4)	4,170	4,351
New Jersey Health Care Facilities Financing
Authority Revenue (University Hospital)	5.000%	7/1/46 (4)	7,950	8,920
New Jersey Health Care Facilities Financing
Authority Revenue (Virtua Health)	5.000%	7/1/26	7,600	9,076
New Jersey Health Care Facilities Financing
Authority Revenue (Virtua Health)	5.000%	7/1/27	4,000	4,741
New Jersey Health Care Facilities Financing
Authority Revenue (Virtua Health)	5.000%	7/1/28	3,000	3,525
New Jersey Health Care Facilities Financing
Authority Revenue (Virtua Health)	5.000%	7/1/29	2,410	2,818
New Jersey Health Care Facilities Financing
Authority Revenue (Virtua Health)	5.750%	7/1/33	3,010	3,399
New Jersey Health Care Facilities Financing
Authority Revenue (Virtua Health)	5.500%	7/1/38 (12)	3,210	3,604
New Jersey Health Care Facilities Financing
Authority Revenue (Virtua Health) VRDO	0.010%	3/7/16 LOC	4,500	4,500
New Jersey Higher Education Assistance
Authority Student Loan Revenue	5.000%	6/1/19	1,075	1,190
New Jersey Higher Education Assistance
Authority Student Loan Revenue	4.750%	12/1/21	3,550	3,790
New Jersey Higher Education Assistance
Authority Student Loan Revenue	5.000%	12/1/25	1,060	1,117
New Jersey Higher Education Assistance
Authority Student Loan Revenue	5.000%	12/1/26	1,065	1,120
New Jersey Higher Education Assistance
Authority Student Loan Revenue	5.625%	6/1/30	7,175	7,938
New Jersey Housing & Mortgage Finance
Agency Single Family Housing Revenue	4.250%	10/1/32	3,160	3,335
New Jersey Housing & Mortgage Finance
Agency Single Family Housing Revenue	6.500%	10/1/38	420	435
New Jersey Housing & Mortgage Finance
Agency Single Family Housing Revenue
VRDO	0.010%	3/7/16	1,000	1,000
New Jersey Housing & Mortgage Finance
Agency Single Family Housing Revenue
VRDO	0.010%	3/7/16	8,700	8,700
New Jersey Housing & Mortgage Finance
Agency Single Family Housing Revenue
VRDO	0.030%	3/7/16	4,875	4,875
New Jersey Institute of Technology Revenue	5.000%	7/1/32	1,500	1,702
New Jersey Institute of Technology Revenue	5.000%	7/1/40	6,910	7,859
New Jersey Institute of Technology Revenue	5.000%	7/1/42	5,000	5,567
New Jersey Institute of Technology Revenue	5.000%	7/1/45	9,090	10,168
New Jersey Sports & Exposition Authority
Revenue	5.500%	3/1/17 (ETM)	250	263
New Jersey Sports & Exposition Authority
Revenue	5.500%	3/1/17 (14)	5,120	5,333
New Jersey Sports & Exposition Authority
Revenue	5.500%	3/1/17 (ETM)	385	404
New Jersey Sports & Exposition Authority
Revenue (Convention Center Luxury Tax)	5.500%	3/1/21 (ETM)	3,000	3,646

New Jersey Transportation Corp. GAN	5.000%	9/15/19	5,000	5,541
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.000%	6/15/24	2,500	2,743
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.000%	6/15/25	4,500	4,914
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.000%	6/15/27	11,245	12,196
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.250%	6/15/31	1,500	1,626
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.000%	6/15/32	10,000	10,585
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.000%	6/15/33	9,500	10,034
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	4.750%	6/15/38	2,850	2,954
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.000%	6/15/38	6,105	6,396
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.000%	6/15/38	10,550	11,083
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.500%	6/15/39	5,400	5,918
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.250%	6/15/41	7,700	8,273
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.000%	6/15/44	3,585	3,738
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.000%	6/15/46	5,385	5,658
3 New Jersey Transportation Trust Fund Authority
Transportation Program Revenue PUT	1.210%	12/15/21	7,000	6,657
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	6.000%	12/15/18 (Prere.)	1,740	1,994
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.750%	6/15/20	5,000	5,630
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/20	5,205	5,820
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/22	2,500	2,830
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/22	4,730	5,426
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/23	3,900	2,885
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.750%	6/15/24 (14)	4,900	5,931
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.750%	6/15/25 (14)	7,000	8,548
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/26 (2)	2,000	1,276
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/26	4,915	3,106
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	6/15/27	5,000	5,360
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.125%	6/15/28	5,245	5,631
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/28	3,855	2,166
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	6/15/29	2,785	2,991

New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/29 (4)	6,970	4,069
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/29	7,360	3,872
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	6/15/30	3,065	3,298
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	6/15/31	5,395	5,783
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	6/15/31	6,000	6,563
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/31	11,500	5,370
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	6/15/32	16,275	17,371
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	6/15/32	5,000	5,459
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/32 (4)	34,280	16,723
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/33	3,000	1,248
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/33	5,000	2,080
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/34	8,210	3,233
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	6.000%	6/15/35	385	435
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/35	13,235	4,884
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	6/15/36	3,000	3,187
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/36	11,675	4,072
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/37	1,165	382
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/38	15,000	4,696
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/38 (12)	6,900	7,528
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	6.000%	12/15/38	3,360	3,690
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	6/15/41	8,000	8,631
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	6/15/42	16,535	17,140
1 New Jersey Transportation Trust Fund Authority
Transportation System Revenue TOB VRDO	0.130%	3/7/16 LOC	3,820	3,820
New Jersey Turnpike Authority Revenue	5.150%	1/1/17 (Prere.)	8,500	8,833
New Jersey Turnpike Authority Revenue	5.250%	1/1/26 (4)	4,000	5,038
New Jersey Turnpike Authority Revenue	5.000%	1/1/31	5,000	5,789
New Jersey Turnpike Authority Revenue	5.000%	1/1/32	3,000	3,514
New Jersey Turnpike Authority Revenue	5.000%	1/1/33	8,500	9,765
New Jersey Turnpike Authority Revenue	5.000%	1/1/33	3,000	3,496
New Jersey Turnpike Authority Revenue	5.000%	1/1/34	3,000	3,491
New Jersey Turnpike Authority Revenue	5.000%	1/1/35	6,400	7,108
New Jersey Turnpike Authority Revenue	5.000%	1/1/35	5,000	5,661
New Jersey Turnpike Authority Revenue	5.000%	1/1/36	3,500	3,838
New Jersey Turnpike Authority Revenue	5.000%	1/1/38	17,355	19,687

New Jersey Turnpike Authority Revenue	5.250%	1/1/40	10,000	10,994
New Jersey Turnpike Authority Revenue	5.000%	1/1/43	8,595	9,675
New Jersey Turnpike Authority Revenue	4.000%	1/1/45	3,000	3,139
New Jersey Turnpike Authority Revenue	5.000%	1/1/45	5,000	5,680
Newark NJ Housing Authority Port Authority-Port
Newark Marine Terminal Revenue (City of
Newark Redevelopment Projects)	4.375%	1/1/37 (14)	100	101
Ocean County NJ Utility Authority Wastewater
Revenue	6.600%	1/1/18 (ETM)	885	952
Passaic Valley NJ Sewage Commissioners
Sewer System Revenue	5.750%	12/1/19	1,680	1,934
Passaic Valley NJ Water Commission Revenue	5.000%	12/15/32 (4)	1,385	1,609
Port Authority of New York & New Jersey
Revenue	5.375%	3/1/28	1,280	1,603
Port Authority of New York & New Jersey
Revenue	4.500%	7/15/28	4,000	4,319
Port Authority of New York & New Jersey
Revenue	5.000%	10/15/28	4,000	4,960
Port Authority of New York & New Jersey
Revenue	5.000%	3/1/29	4,500	4,997
Port Authority of New York & New Jersey
Revenue	5.000%	10/15/30	3,000	3,687
Port Authority of New York & New Jersey
Revenue	5.000%	7/15/31	5,140	5,891
Port Authority of New York & New Jersey
Revenue	5.000%	7/15/31	3,395	3,905
Port Authority of New York & New Jersey
Revenue	5.000%	7/15/32	3,500	4,020
Port Authority of New York & New Jersey
Revenue	5.000%	10/15/32	6,625	7,556
Port Authority of New York & New Jersey
Revenue	4.750%	7/15/33	3,500	3,794
Port Authority of New York & New Jersey
Revenue	5.000%	10/15/33	1,250	1,424
Port Authority of New York & New Jersey
Revenue	5.000%	5/1/34	3,000	3,420
Port Authority of New York & New Jersey
Revenue	5.000%	12/1/34	7,000	8,275
Port Authority of New York & New Jersey
Revenue	5.000%	5/1/35	3,000	3,410
Port Authority of New York & New Jersey
Revenue	5.000%	7/15/35	6,500	7,422
Port Authority of New York & New Jersey
Revenue	5.000%	9/15/36	3,400	3,840
Port Authority of New York & New Jersey
Revenue	5.000%	7/15/39	13,250	15,045
Port Authority of New York & New Jersey
Revenue	5.000%	9/1/39	4,090	4,760
Port Authority of New York & New Jersey
Revenue	5.000%	1/15/41	16,065	18,301
Port Authority of New York & New Jersey
Revenue	4.000%	10/15/45	2,500	2,667
Port Authority of New York & New Jersey
Revenue	5.250%	10/15/55	5,250	6,183
Port Authority of New York & New Jersey
Special Obligation Revenue (John F. Kennedy
International Air Terminal LLC)	5.500%	12/1/31	5,000	5,741

Port Authority of New York & New Jersey
Special Obligation Revenue (John F. Kennedy
International Air Terminal LLC)	6.000%	12/1/36	3,000	3,542
Port Authority of New York & New Jersey
Special Obligation Revenue (John F. Kennedy
International Air Terminal LLC)	6.000%	12/1/42	5,000	5,878
Rutgers State University New Jersey Revenue	5.000%	5/1/28	4,000	4,766
Rutgers State University New Jersey Revenue	5.000%	5/1/30	5,000	5,909
Rutgers State University New Jersey Revenue	5.000%	5/1/33	7,000	8,162
Rutgers State University New Jersey Revenue	5.000%	5/1/36	3,000	3,462
Rutgers State University New Jersey Revenue	5.000%	5/1/38	5,460	6,266
Rutgers State University New Jersey Revenue	5.000%	5/1/43	13,650	15,646
1 Rutgers State University New Jersey Revenue
TOB VRDO	0.020%	3/7/16	3,750	3,750
Rutgers State University New Jersey Revenue
VRDO	0.010%	3/1/16	12,300	12,300
Rutgers State University New Jersey Revenue
VRDO	0.010%	3/1/16	21,815	21,815
South Jersey Transportation Authority New
Jersey Transportation System Revenue	5.000%	11/1/20	2,145	2,424
South Jersey Transportation Authority New
Jersey Transportation System Revenue	5.000%	11/1/21	3,000	3,443
South Jersey Transportation Authority New
Jersey Transportation System Revenue	5.000%	11/1/22	2,780	3,227
South Jersey Transportation Authority New
Jersey Transportation System Revenue	5.000%	11/1/25	4,000	4,539
South Jersey Transportation Authority New
Jersey Transportation System Revenue	5.000%	11/1/26	5,000	5,638
South Jersey Transportation Authority New
Jersey Transportation System Revenue	5.000%	11/1/27	2,960	3,312
South Jersey Transportation Authority New
Jersey Transportation System Revenue	5.000%	11/1/28	4,185	4,656
South Jersey Transportation Authority New
Jersey Transportation System Revenue	5.000%	11/1/29	2,000	2,218
South Jersey Transportation Authority New
Jersey Transportation System Revenue	5.000%	11/1/39	5,000	5,451
Sparta Township NJ Board of Education GO	5.000%	2/15/34	1,000	1,172
Sparta Township NJ Board of Education GO	5.000%	2/15/35	1,400	1,633
Tobacco Settlement Financing Corp. New
Jersey Revenue	4.500%	6/1/23	15,895	16,117
Tobacco Settlement Financing Corp. New
Jersey Revenue	0.000%	6/1/41	25,000	6,625
Tobacco Settlement Financing Corp. New
Jersey Revenue	5.000%	6/1/41	7,500	6,435
Union County NJ Improvement Authority Lease
Revenue (Family Court Building Project)	5.000%	5/1/42	5,000	5,762
Union County NJ Utilities Authority Revenue	5.000%	6/15/41	4,000	4,457
				1,990,043
Virgin Islands (0.8%)
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/24	3,000	3,438
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/25	5,500	6,076
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/39	6,000	6,496
				16,010
Guam (0.4%)
Guam Government Business Privilege Tax
Revenue	5.000%	11/15/39	2,200	2,468

Guam Government Waterworks Authority Water
& Waste Water System Revenue	5.500%	7/1/43	3,000	3,431
Guam Power Authority Revenue	5.000%	10/1/27	1,135	1,312
Guam Power Authority Revenue	5.000%	10/1/29	1,355	1,548
				8,759
Puerto Rico (0.1%)
Puerto Rico Public Finance Corp. Revenue	6.000%	8/1/26 (ETM)	720	948

Total Tax-Exempt Municipal Bonds (Cost $1,912,105)				2,015,760
Total Investments (98.9%) (Cost $1,912,105)				2,015,760
Other Assets and Liabilities-Net (1.1%)				23,264
Net Assets (100%)				2,039,024

1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 29, 2016, the aggregate value of these securities was $18,610,000, representing 0.9% of net assets.
2 Securities with a value of $508,000 have been segregated as initial margin for open futures contracts.
3 Adjustable-rate security.

New Jersey Long-Term Tax-Exempt Fund

KEY TO ABBREVIATIONS

ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
PILOT – Payments in Lieu of Taxes.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
VRDO - Variable Rate Demand Obligation.
VRDP - Variable Rate Demand Preferred.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) AGC (Assured Guaranty Corporation).
(13) BHAC (Berkshire Hathaway Assurance Corporation).
(14) NPFG (National Public Finance Guarantee Corporation).
(15) BAM (Build America Mutual Assurance Company).
(16) MAC (Municipal Assurance Corporation).
(17) RAA (Radian Asset Assurance Inc).
The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

New Jersey Long-Term Tax-Exempt Fund

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of February 29, 2016, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Tax-Exempt Municipal Bonds	—	2,015,760	—
Futures Contracts—Assets[1]	10	—	—
Futures Contracts—Liabilities[1]	(33)	—	—
Total	(23)	2,015,760	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

New Jersey Long-Term Tax-Exempt Fund

At February 29, 2016, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)

Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
5-Year U.S. Treasury Note	July 2016	202	24,439	7

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At February 29, 2016, the cost of investment securities for tax purposes was $1,912,717,000. Net unrealized appreciation of investment securities for tax purposes was $103,043,000, consisting of unrealized gains of $108,940,000 on securities that had risen in value since their purchase and $5,897,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard New Jersey Tax-Exempt Money Market Fund

Schedule of Investments
As of February 29, 2016

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (99.9%)
New Jersey (99.9%)
Branchburg Township NJ BAN	2.000%	10/7/16	2,505	2,526
Brick Township NJ Municipal Utility Authority
BAN	1.250%	3/31/16	7,250	7,256
Burlington County NJ BAN	1.500%	5/17/16	25,000	25,066
Burlington County NJ Bridge Commission
Revenue	1.500%	5/17/16	5,000	5,013
Burlington County NJ Bridge Commission
Revenue	2.000%	12/1/16	8,275	8,352
Camden County NJ Improvement Authority
Lease Revenue (Parkview Redevelopment
Housing Project) VRDO	0.030%	3/7/16 LOC	46,500	46,500
Chatham Township NJ BAN	2.000%	7/13/16	3,451	3,470
Cliffside Park Borough NJ BAN	2.000%	7/22/16	4,933	4,964
Clifton NJ BAN	2.000%	10/12/16	7,532	7,607
Cranford NJ BAN	1.500%	5/20/16	8,600	8,623
Cranford NJ BAN	2.000%	1/27/17	4,850	4,909
Delaware River & Bay Authority New Jersey
Revenue VRDO	0.010%	3/7/16 LOC	4,300	4,300
Delaware River Port Authority Pennsylvania &
New Jersey Revenue VRDO	0.010%	3/7/16 LOC	36,530	36,530
Delaware River Port Authority Pennsylvania &
New Jersey Revenue VRDO	0.010%	3/7/16 LOC	8,950	8,950
Delaware River Port Authority Pennsylvania &
New Jersey Revenue VRDO	0.010%	3/7/16 LOC	25,955	25,955
Essex County NJ Improvement Authority
Revenue (Fern Senior Housing Project)
VRDO	0.020%	3/7/16 LOC	7,300	7,300
Essex County NJ Improvement Authority
Revenue (Jewish Community Center of
MetroWest Inc. Project) VRDO	0.010%	3/7/16 LOC	10,345	10,345
Essex County NJ Improvement Authority
Revenue (Pooled Government Loan) VRDO	0.010%	3/7/16 LOC	15,625	15,625
Fair Lawn NJ BAN	2.000%	9/16/16	9,019	9,100
Freehold Township NJ BAN	2.000%	11/18/16	4,139	4,181
Gloucester County NJ Pollution Control
Financing Authority Revenue (ExxonMobil
Project) VRDO	0.010%	3/1/16	18,885	18,885
Hopewell Township NJ BAN	1.500%	4/8/16	1,480	1,481
Hudson County NJ Improvement Authority BAN	1.000%	4/29/16	8,000	8,008
Lakewood Township NJ BAN	1.500%	4/8/16	3,390	3,394
Mahwah Township NJ BAN	2.000%	8/5/16	5,550	5,589
Mahwah Township NJ BAN	2.000%	10/7/16	2,900	2,929
Mercer County NJ BAN	2.000%	9/1/16	13,000	13,101
Middlesex County NJ BAN	1.250%	6/3/16	10,000	10,025
Monmouth County NJ GO	3.000%	3/1/16	2,140	2,140
Monmouth County NJ GO	2.000%	7/15/16	3,420	3,442
Monmouth County NJ GO	2.000%	7/15/16	160	161
Monmouth County NJ GO	2.000%	7/15/16	365	367
Monmouth County NJ GO	4.000%	1/15/17	6,655	6,867

Monmouth County NJ Improvement Authority
Lease Revenue (Pooled Equipment Lease)	2.000%	10/1/16	2,185	2,206
Morris County NJ Improvement Authority
Revenue	2.000%	5/1/16	1,685	1,690
New Jersey Economic Development Authority
Revenue	5.000%	3/1/16 (ETM)	2,075	2,075
New Jersey Economic Development Authority
Revenue (Applewood Estates Project) VRDO	0.010%	3/7/16 LOC	8,700	8,700
New Jersey Economic Development Authority
Revenue (Cigarette Tax)	5.500%	6/15/16 (ETM)	1,500	1,523
New Jersey Economic Development Authority
Revenue (Columbia University Project) CP	0.120%	6/15/16	6,375	6,375
New Jersey Economic Development Authority
Revenue (Cooper Health System Project)
VRDO	0.010%	3/7/16 LOC	12,600	12,600
New Jersey Economic Development Authority
Revenue (Duke Farms Foundation Project)
VRDO	0.010%	3/1/16 LOC	28,800	28,800
New Jersey Economic Development Authority
Revenue (Job Haines Home Project) VRDO	0.020%	3/7/16 LOC	3,000	3,000
New Jersey Economic Development Authority
Revenue (Princeton Day School) VRDO	0.010%	3/7/16 LOC	5,000	5,000
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/16 (ETM)	5,000	5,000
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	12/15/16 (ETM)	3,150	3,260
New Jersey Economic Development Authority
Revenue Pollution Control Revenue (Exxon
Project) VRDO	0.010%	3/1/16	2,000	2,000
New Jersey Economic Development Authority
Revenue(Trustees of the Lawrenceville
School Project) VRDO	0.010%	3/1/16	22,550	22,550
New Jersey Economic Development Authority
Revenue(Trustees of the Lawrenceville
School Project) VRDO	0.010%	3/1/16	22,700	22,700
1 New Jersey Educational Facilities Authority
Revenue (Institute for Advanced Studies)
VRDO	0.010%	3/7/16	21,500	21,500
New Jersey Educational Facilities Authority
Revenue (Institute for Advanced Studies)
VRDO	0.010%	3/7/16	16,325	16,325
New Jersey Educational Facilities Authority
Revenue (Kean University)	5.000%	7/1/16 (Prere.)	5,240	5,322
New Jersey Educational Facilities Authority
Revenue (Princeton University)	5.000%	7/1/16	1,585	1,610
1 New Jersey Educational Facilities Authority
Revenue (Princeton University) TOB VRDO	0.010%	3/7/16	2,665	2,665
1 New Jersey Educational Facilities Authority
Revenue (Princeton University) TOB VRDO	0.020%	3/7/16	4,330	4,330
New Jersey Educational Facilities Authority
Revenue (Seton Hall University) VRDO	0.010%	3/7/16 LOC	15,335	15,335
New Jersey Environmental Infrastructure Trust
Revenue	5.000%	9/1/16	2,225	2,277
New Jersey Environmental Infrastructure Trust
Revenue	5.000%	9/1/16 (ETM)	5	5
1 New Jersey Environmental Infrastructure Trust
Revenue TOB VRDO	0.010%	3/7/16	4,015	4,015

[1,2] New Jersey GO TOB PUT	0.100%	4/1/16 LOC	50,000	50,000
New Jersey Health Care Facilities Financing
Authority Revenue (AHS Hospital Corp.)
VRDO	0.010%	3/7/16 LOC	15,585	15,585
New Jersey Health Care Facilities Financing
Authority Revenue (AHS Hospital Corp.)
VRDO	0.010%	3/7/16 LOC	6,500	6,500
New Jersey Health Care Facilities Financing
Authority Revenue (Hospital Capital Asset
Pooled Program) VRDO	0.010%	3/7/16 LOC	18,050	18,050
New Jersey Health Care Facilities Financing
Authority Revenue (Hospital Capital Asset
Pooled Program) VRDO	0.010%	3/7/16 LOC	16,200	16,200
New Jersey Health Care Facilities Financing
Authority Revenue (Hospital Capital Asset
Pooled Program) VRDO	0.010%	3/7/16 LOC	15,500	15,500
New Jersey Health Care Facilities Financing
Authority Revenue (Hospital Capital Asset
Pooled Program) VRDO	0.010%	3/7/16 LOC	6,000	6,000
New Jersey Health Care Facilities Financing
Authority Revenue (Meridian Health System
Obligated Group) VRDO	0.010%	3/7/16 LOC	25,140	25,140
New Jersey Health Care Facilities Financing
Authority Revenue (MHAC I LLC) VRDO	0.010%	3/7/16 LOC	6,000	6,000
New Jersey Health Care Facilities Financing
Authority Revenue (MHAC I LLC) VRDO	0.010%	3/7/16 LOC	5,540	5,540
New Jersey Health Care Facilities Financing
Authority Revenue (Rahway Hospital) VRDO	0.010%	3/7/16 LOC	5,980	5,980
New Jersey Health Care Facilities Financing
Authority Revenue (Robert Wood Johnson
University) VRDO	0.010%	3/7/16 LOC	6,400	6,400
New Jersey Health Care Facilities Financing
Authority Revenue (Robert Wood Johnson
University) VRDO	0.010%	3/7/16 LOC	2,500	2,500
New Jersey Health Care Facilities Financing
Authority Revenue (Robert Wood Johnson
University) VRDO	0.010%	3/7/16 LOC	7,500	7,500
New Jersey Health Care Facilities Financing
Authority Revenue (Robert Wood Johnson
University) VRDO	0.010%	3/7/16 LOC	5,200	5,200
New Jersey Health Care Facilities Financing
Authority Revenue (RWJ Health Care Corp.)
VRDO	0.010%	3/7/16 LOC	12,740	12,740
New Jersey Health Care Facilities Financing
Authority Revenue (Southern Ocean County
Hospital) VRDO	0.010%	3/7/16 LOC	10,145	10,145
New Jersey Health Care Facilities Financing
Authority Revenue (Underwood Memorial
Hospital) VRDO	0.010%	3/7/16 LOC	7,840	7,840
New Jersey Health Care Facilities Financing
Authority Revenue (Virtua Health)	5.250%	7/1/16	3,125	3,176
New Jersey Health Care Facilities Financing
Authority Revenue (Virtua Health) VRDO	0.010%	3/1/16 LOC	3,700	3,700
New Jersey Health Care Facilities Financing
Authority Revenue (Virtua Health) VRDO	0.010%	3/1/16 LOC	13,680	13,680
New Jersey Health Care Facilities Financing
Authority Revenue (Virtua Health) VRDO	0.010%	3/7/16 LOC	14,000	14,000

New Jersey Health Care Facilities Financing
Authority Revenue (Virtua Health) VRDO	0.010%	3/7/16 LOC	16,200	16,200
1 New Jersey Higher Education Assistance
Authority Student Loan Revenue TOB VRDO	0.020%	3/7/16	3,845	3,845
1 New Jersey Higher Education Assistance
Authority Student Loan Revenue TOB VRDO	0.030%	3/7/16 LOC	3,995	3,995
1 New Jersey Higher Education Assistance
Authority Student Loan Revenue TOB VRDO	0.030%	3/7/16 LOC	3,155	3,155
1 New Jersey Higher Education Assistance
Authority Student Loan Revenue TOB VRDO	0.160%	3/7/16	26,985	26,985
New Jersey Housing & Mortgage Finance
Agency Multi-Family Housing Revenue
(Lincoln Towers Project) PUT	0.480%	9/1/16	7,500	7,500
New Jersey Housing & Mortgage Finance
Agency Multi-Family Housing Revenue VRDO	0.010%	3/7/16 LOC	33,700	33,700
New Jersey Housing & Mortgage Finance
Agency Multi-Family Housing Revenue VRDO	0.020%	3/7/16 LOC	6,715	6,715
New Jersey Housing & Mortgage Finance
Agency Single Family Housing Revenue
VRDO	0.010%	3/7/16	21,585	21,585
New Jersey Housing & Mortgage Finance
Agency Single Family Housing Revenue
VRDO	0.010%	3/7/16	4,565	4,565
New Jersey Housing & Mortgage Finance
Agency Single Family Housing Revenue
VRDO	0.020%	3/7/16	15,610	15,610
North Bergen Township NJ BAN	1.250%	4/1/16	6,463	6,469
1 Nuveen New Jersey Dividend Advantage
Municipal Fund VRDP VRDO	0.090%	3/7/16 LOC	10,000	10,000
1 Nuveen New Jersey Dividend Advantage
Municipal Fund VRDP VRDO	0.090%	3/7/16 LOC	47,300	47,300
1 Nuveen New Jersey Dividend Advantage
Municipal Fund VRDP VRDO	0.100%	3/7/16 LOC	2,700	2,700
Ocean City NJ BAN	2.000%	6/17/16	5,000	5,023
Ocean County NJ GO	4.000%	10/1/16	775	792
Old Bridge Township NJ BAN	1.000%	4/15/16	4,698	4,702
Paramus Borough NJ BAN	2.000%	2/17/17	13,990	14,172
Port Authority of New York & New Jersey
Revenue	2.000%	5/1/16	6,500	6,519
Port Authority of New York & New Jersey
Revenue CP	0.070%	3/9/16	2,825	2,825
Port Authority of New York & New Jersey
Revenue CP	0.040%	3/16/16	4,645	4,645
Port Authority of New York & New Jersey
Revenue CP	0.020%	3/23/16	10,000	10,000
Port Authority of New York & New Jersey
Revenue CP	0.050%	4/5/16	5,010	5,010
Port Authority of New York & New Jersey
Revenue CP	0.050%	4/6/16	6,020	6,020
Port Authority of New York & New Jersey
Revenue CP	0.040%	4/12/16	10,010	10,010
Port Authority of New York & New Jersey
Revenue CP	0.050%	4/19/16	16,455	16,455
Port Authority of New York & New Jersey
Revenue CP	0.070%	5/19/16	21,575	21,575
1 Port Authority of New York & New Jersey
Revenue TOB VRDO	0.020%	3/7/16	7,770	7,770

1 Port Authority of New York & New Jersey
Revenue TOB VRDO	0.020%	3/7/16	3,500	3,500
1 Port Authority of New York & New Jersey
Revenue TOB VRDO	0.020%	3/7/16	1,170	1,170
1 Port Authority of New York & New Jersey
Revenue TOB VRDO	0.030%	3/7/16	2,100	2,100
1 Port Authority of New York & New Jersey
Revenue TOB VRDO	0.040%	3/7/16	1,000	1,000
Princeton NJ BAN	1.500%	12/15/16	9,000	9,069
Princeton University New Jersey CP	0.010%	3/18/16	29,250	29,250
Princeton University New Jersey CP	0.010%	4/4/16	6,600	6,600
Rahway NJ BAN	2.000%	6/29/16	2,269	2,280
Rahway NJ BAN	2.000%	8/5/16	7,400	7,446
Rockaway NJ BAN	2.000%	11/18/16	5,012	5,065
1 Rutgers State University New Jersey Revenue
TOB VRDO	0.010%	3/7/16	2,400	2,400
1 Rutgers State University New Jersey Revenue
TOB VRDO	0.010%	3/7/16	6,700	6,700
1 Rutgers State University New Jersey Revenue
TOB VRDO	0.020%	3/7/16	11,780	11,780
1 Rutgers State University New Jersey Revenue
TOB VRDO	0.020%	3/7/16	14,800	14,800
Rutgers State University New Jersey Revenue
VRDO	0.010%	3/1/16	6,800	6,800
Secaucus NJ BAN	1.500%	8/10/16	2,724	2,736
Secaucus NJ BAN	2.000%	1/6/17	2,221	2,243
Somerset County NJ BAN	2.000%	9/22/16	5,000	5,044
Summit NJ GO	1.000%	4/22/16	32,866	32,906
Sussex County NJ GO	2.000%	9/23/16	3,375	3,403
Union County NJ Pollution Control Financing
Authority Revenue (Exxon Project) VRDO	0.010%	3/1/16	19,770	19,770
Union County NJ Pollution Control Financing
Authority Revenue (Exxon Project) VRDO	0.010%	3/1/16	17,845	17,845
Voorhees Township NJ BAN	2.000%	7/29/16	3,668	3,688
Woodbridge Township NJ BAN	1.500%	8/19/16	7,370	7,410
Woodbridge Township NJ BAN	2.000%	8/19/16	15,000	15,117
				1,327,164
Total Tax-Exempt Municipal Bonds (Cost $1,327,164)				1,327,164
Total Investments (99.9%) (Cost $1,327,164)				1,327,164
Other Assets and Liabilities-Net (0.1%)				961
Net Assets (100%)				1,328,125

1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 29, 2016, the aggregate value of these securities was $231,710,000, representing 17.4% of net assets.
2 Adjustable-rate security.

KEY TO ABBREVIATIONS

ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.

New Jersey Tax-Exempt Money Market Fund

GAN - Grant Anticipation Note.
GO - General Obligation Bond.
PILOT – Payments in Lieu of Taxes.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
VRDO - Variable Rate Demand Obligation.
VRDP - Variable Rate Demand Preferred.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) AGC (Assured Guaranty Corporation).
(13) BHAC (Berkshire Hathaway Assurance Corporation).
(14) NPFG (National Public Finance Guarantee Corporation).
(15) BAM (Build America Mutual Assurance Company).
(16) MAC (Municipal Assurance Corporation).
(17) RAA (Radian Asset Assurance Inc.).
The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Securities are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used

New Jersey Tax-Exempt Money Market Fund

to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At February 29, 2016, 100% of the market value of the fund's investments was determined using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD NEW JERSEY TAX-FREE FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER
Date: April 15, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD NEW JERSEY TAX-FREE FUNDS
By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER
Date: April 15, 2016
VANGUARD NEW JERSEY TAX-FREE FUNDS
By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER
Date: April 15, 2016

* By:/s/ Heidi Stam
Heidi Stam, pursuant to a Power of Attorney filed on April 22, 2014 see file Number 2-17620, Incorporated by Reference.